Revenues from Continuing Operations - Summary of Revenues from Continuing Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [Abstract]
Royalty revenues	$ 565	$ 572	$ 575
Rental revenue	78	152	170
Revenues from continuing operations	$ 643	$ 724	$ 745